Share-based payments - Disclosure of information concerning outstanding stock options (Details)	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of year (in shares) | shares	6,882,845	8,012,077
Granted (in shares) | shares	0	11,940
Exercised (in shares) | shares	(1,646,044)	(941,059)
Forfeited (in shares) | shares	(23,626)	(188,130)
Expired (in shares) | shares	(1,703)	(11,983)
Outstanding, end of year (in shares) | shares	5,211,472	6,882,845
Exercisable, end of year (in shares) | shares	4,772,088	5,837,921
Outstanding, beginning of year (in CAD per share) | $ / shares	$ 66.36	$ 64.49
Granted (in CAD per share) | $ / shares	0	110.10
Excercised (in CAD per share) | $ / shares	53.65	44.30
Forfeited (in CAD per share) | $ / shares	99.78	97.55
Expired (in CAD per share) | $ / shares	102.70	104.36
Outstanding, end of year (in CAD per share) | $ / shares	70.21	66.36
Excercisable (in CAD per share) | $ / shares	$ 67.46	$ 61.02